CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operation, Amount of Continuing Cash Flows after Disposal	$ 13,774,473
Disposal Group, Including Discontinued Operation, Cash		$ 33,371,486	$ 23,463,634